Cover	Dec. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2022
Entity File Number	001-39285
Entity Registrant Name	Partners Bancorp
Entity Central Index Key	0000832090
Entity Tax Identification Number	52-1559535
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2245 Northwood Drive
Entity Address, City or Town	Salisbury
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21801
City Area Code	410
Local Phone Number	548-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false